CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Jun. 08, 2023	Nov. 29, 2021	Apr. 14, 2021
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Preferred stock, shares issued (in shares)	533,136	520,459
Preferred stock, shares outstanding (in shares)	533,136	520,459
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000		1,000,000,000	500
Common stock, shares issued (in shares)	7,504,982	7,448,601	1,259,135
Common stock, shares outstanding (in shares)	7,504,982	7,448,601	1,259,135